Goodwill and Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 2,159
Amortization	(503)	$ (485)	$ (444)
Ending balance	2,272	2,159
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	223
Ending balance	213	223
Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	169
Ending balance	121	169
Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,078
Ending balance	1,157	1,078
software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	398
Ending balance	496	398
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	291
Ending balance	285	291
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,242	5,896
Additions (disposals)	563	446
Foreign exchange and other	32	(100)
Ending balance	6,837	6,242	5,896
Gross carrying amount [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	654	704
Additions (disposals)	35	(33)
Foreign exchange and other	(1)	(17)
Ending balance	688	654	704
Gross carrying amount [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	931	968
Foreign exchange and other	20	(37)
Ending balance	951	931	968
Gross carrying amount [member] | Branch distribution networks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	187	194
Foreign exchange and other	4	(7)
Ending balance	191	187	194
Gross carrying amount [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	3,696	3,189
Additions (disposals)	422	546
Foreign exchange and other	9	(39)
Ending balance	4,127	3,696	3,189
Gross carrying amount [member] | software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	398	476
Additions (disposals)	94	(67)
Foreign exchange and other	4	(11)
Ending balance	496	398	476
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	376	365
Additions (disposals)	12
Foreign exchange and other	(4)	11
Ending balance	384	376	365
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,083	3,718
Amortization	503	485
Additions (disposals)		(33)
Foreign exchange and other	(1)	(87)
Ending balance	4,565	4,083	3,718
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	431	398
Amortization	46	68
Additions (disposals)		(22)
Foreign exchange and other	(2)	(13)
Ending balance	475	431	398
Accumulated depreciation and amortisation [member] | Core deposit [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	762	735
Amortization	51	56
Foreign exchange and other	17	(29)
Ending balance	830	762	735
Accumulated depreciation and amortisation [member] | Branch distribution networks [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	187	194
Foreign exchange and other	4	(7)
Ending balance	191	187	194
Accumulated depreciation and amortisation [member] | Software amortizing [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	2,618	2,329
Amortization	387	336
Additions (disposals)		(11)
Foreign exchange and other	(15)	(36)
Ending balance	2,970	2,618	2,329
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	85	62
Amortization	19	25
Foreign exchange and other	(5)	(2)
Ending balance	$ 99	$ 85	$ 62